Structured entities - Narrative (Details) - GBP (£) £ in Billions	Dec. 31, 2024	Dec. 31, 2023
Securities investment conduits | Solitaire
Disclosure of information about consolidated structured entities [line items]
Asset backed securities	£ 0.6	£ 0.8
Commercial paper held by HSBC	0.8	1.0
Multi-seller conduit
Disclosure of information about consolidated structured entities [line items]
Maximum exposure	£ 3.0	£ 4.2